SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Expected credit loss	$ 0	$ 0
Impairment losses	$ 0	0
Salary rate	8.33%
Severance pay expenses	$ 472	393	$ 357
Severance pay expenses for employees	177	58	$ 24
Other assets included finished goods	412	0
Work in process	$ 0	0
Research and development		$ 77
Royalty [Member]
Product Information [Line Items]
Sale of product	100.00%
Royalty [Member] | Minimum [Member]
Product Information [Line Items]
Sale of product	3.00%
Royalty [Member] | Maximum [Member]
Product Information [Line Items]
Sale of product	3.50%
Two Customers [Member] | Revenue from Contract with Customer Benchmark [Member]
Product Information [Line Items]
Concentrations of risk	10.00%
Two Customers [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentrations of risk	10.00%